UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

Stonebridge Funds Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-639-3935

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 - April 30, 2010

Item 1.	Reports to Stockholders.

STONEBRIDGE FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2010

Stonebridge Funds

SEMI-ANNUAL REPORT

APRIL 30, 2010

LETTER TO SHAREHOLDERS

May 7, 2010

OVERVIEW

After a strong finish to 2009, the equity markets retrenched in mid-January as trepidation over the sustainability of the U.S. economic recovery weighed on investors’ minds. In particular, the downgrade of Greek government debt sparked fears that a crisis of sovereign credit(1) might spread across the European continent, in particular among Portugal, Italy, Ireland, Greece and Spain (PIIGS). With the arrival of March, the palpable concern in regards to the longevity of the U.S. recovery dissipated as broad-based macroeconomic data signaled improving results. For example, in March, the U.S. notched the largest gain of jobs in over three years. April was also a strong month for the equity markets; however investor angst has risen in May, again due to concerns over the PIIGS. On May 6th, the VIX Index(2) (a measure of market volatility) jumped over 30%, reminiscent of the financial crisis of 2008.

The portfolio investments held by the Funds performed well during the first half of the 2010 fiscal year as a result of our ability to position the Funds towards fast growing businesses with healthy balance sheets at attractive discounts to our estimation of their fair value. The technology sector drove both relative and absolute performance for the Funds during the last six months, and we continue to overweight this sector due to the rapid growth and strong profitability of our specific investments. Further, we continue to believe that the health care sector provides several different opportunities to participate in the rapid growth that, in our view, should emerge from the Obama Administration’s health care reform bill. In excess of 30 million Americans will be assimilated into the health care system and will likely supplement the strong growth profiles of our health care investments. In concurrence to the passage of the health care legislation late in the first quarter, the consumer discretionary and consumer staples investments held by the Funds performed well, contributing to our absolute performance so far this year. Newly released data points such as industry-wide same-store-sales growth implied increased year-over-year consumer spending. While consumer spending may have bounced off of recessionary lows, we continue to believe that consumer spending remains challenged; consequently, we remain highly discriminatory towards these discretionary business models. Last, we are confident that the industrial sector will remain a strong beneficiary of an economic recovery. As such, we have positioned the Funds towards industrial companies with a technological edge and believe these investments will outperform consumer oriented companies as the recovery continues.

(1)	Sovereign Credit is the credit of a sovereign country backed by the financial resources of that state.

(2)

VIX Index is the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options.

Semi-Annual Report April 30, 2010  |  3

LETTER TO SHAREHOLDERS (cont’d)

STONEBRIDGE SMALL-CAP GROWTH FUND (SBAGX)

For the fiscal year to date through April 30, 2010, the Stonebridge Small-Cap Growth Fund rose 23.44%, less than the 25.25% rise in the Russell 2000 Growth Index. During this six month period, the Fund kept its sector allocations constant. The Fund’s overweight position in technology boosted its relative returns when compared to the Russell 2000 Growth Index during the first half of the fiscal year. These strong relative returns were offset by the Fund’s overweight position to health care and industrials which underperformed over the last six months. We anticipate that growth will continue to be lackluster within the consumer discretionary and financial sectors despite the recent strong returns from these two sectors. As such, we continue to underweight these sectors in the Fund.

SMALL-CAP GROWTH FUND SECTOR

ALLOCATION AS A PERCENTAGE OF NET ASSETS

as of April 30, 2010*

* These allocations may not reflect the current or future position of the portfolio.

Stonebridge Funds Trust  |  4

LETTER TO SHAREHOLDERS (cont’d)

STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)

For the fiscal year to date through April 30, 2010, the Stonebridge Institutional Small-Cap Growth Fund rose 23.94%, less than the 25.25% rise in the Russell 2000 Growth Index.

Performance for the time period can be attributed to the same explanation as was given for the Stonebridge Small-Cap Growth Fund.

INSTITUTIONAL SMALL-CAP GROWTH FUND SECTOR

ALLOCATION AS A PERCENTAGE OF NET ASSETS

as of April 30, 2010*

* These allocations may not reflect the current or future position of the portfolio.

** Less than 1% of Net Assets.

Semi-Annual Report April 30, 2010  |  5

LETTER TO SHAREHOLDERS (cont’d)

CONCLUSION

We believe that the Funds investments consist of high quality companies that are gaining market share, maintaining healthy balance sheets and are well positioned for future strong earnings growth. We remain focused upon those investments within economic sectors that we believe will retain the best opportunities for future growth and superior performance results.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA

Matthew W. Markatos, CFA

Portfolio Managers

Performance data quoted represents past performance. Past performance does not guarantee future results.

Stonebridge Funds Trust  |  6

DEFINITION OF INDEX

The Russell 2000 Growth Index (Russell 2000 G) is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies in terms of market capitalization. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small cap growth market. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

You cannot invest directly in an index.

Semi-Annual Report April 30, 2010  |  7

STATEMENT OF INVESTMENTS

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	April 30, 2010 (Unaudited)

	Shares	Market Value

COMMON STOCKS (99.70%)
CONSUMER CYCLICAL - (13.49%)
Advertising (2.28%)
Arbitron, Inc.	10,500	$323,505

Education Services (2.67%)
K12, Inc.**	16,000	378,720

Leisure Time (3.89%)
WMS Industries, Inc.**	11,000	550,220

Restaurants (1.69%)
Buffalo Wild Wings, Inc.**	5,800	239,772

Specialty Stores (2.96%)
Tractor Supply Co.	6,250	419,812

TOTAL CONSUMER CYCLICAL		1,912,029

CONSUMER STAPLES - (2.04%)
Packaged Foods (2.04%)
Smart Balance, Inc.**	43,500	289,275

TOTAL CONSUMER STAPLES		289,275

ENERGY - (4.57%)
Oil & Gas (2.18%)
Arena Resources, Inc.**	8,375	309,289

Oil & Gas Equipment & Services (2.39%)
Superior Energy Services, Inc.**	12,500	338,250

TOTAL ENERGY		647,539

FINANCIALS - (4.01%)
Diversified Financial Services (4.01%)
Affiliated Managers Group, Inc.**	6,750	568,215

TOTAL FINANCIALS		568,215

HEALTHCARE - (27.06%)
Biotechnology (6.04%)
Celera Corp.**	28,000	209,160
Nanosphere, Inc.**	22,500	141,750
Onyx Pharmaceuticals, Inc.**	17,500	505,225

		856,135

Stonebridge Funds Trust  |  8

STATEMENT OF INVESTMENTS (cont’d)

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Healthcare Equipment (5.45%)
Accuray, Inc.**	41,500	$267,260
Cytori Therapeutics, Inc.**	14,750	83,190
Given Imaging Ltd.**	6,300	132,174
Kinetic Concepts, Inc.**	6,700	290,110

		772,734

Healthcare Products (4.28%)
Merit Medical Systems, Inc.**	23,000	371,910
Symmetry Medical, Inc.**	20,250	234,090

		606,000

Healthcare Services (7.73%)
Bio-Reference Laboratories, Inc.**	9,400	219,960
Genoptix, Inc.**	11,400	441,066
IPC The Hospitalist Co. Inc.**	14,000	434,560

		1,095,586

Healthcare Supplies (1.65%)
RTI Biologics, Inc.**	61,000	233,630

Healthcare Technology (1.91%)
athenahealth, Inc.**	9,300	269,886

TOTAL HEALTHCARE		3,833,971

INDUSTRIALS - (19.05%)
Commercial Services (3.02%)
ICF International, Inc.**	18,500	428,460

Electrical Components (1.27%)
American Superconductor Corp.**	6,175	180,187

Electrical Components & Equipment (3.81%)
GT Solar International, Inc.**	52,750	307,532
SunPower Corp.**	14,000	231,700

		539,232

Engineering & Construction (3.00%)
Tutor Perini Corp.**	17,500	424,725

Environmental Control (1.58%)
Energy Recovery, Inc.**	37,000	223,110

Machinery Construction & Farming (1.77%)
Titan International, Inc.	20,250	251,302

Semi-Annual Report April 30, 2010  |  9

STATEMENT OF INVESTMENTS (cont’d)

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Machinery Industrial (3.10%)
American Science & Engineering, Inc.	5,850	$439,628

Metal Fabrication & Hardware (1.50%)
Kaydon Corp.	5,100	212,313

TOTAL INDUSTRIALS		2,698,957

MATERIALS - (2.76%)
Chemicals (2.76%)
Calgon Carbon Corp.**	16,700	258,850
Intrepid Potash, Inc.**	5,000	131,300

TOTAL MATERIALS		390,150

TECHNOLOGY - (26.72%)
Application Software (1.01%)
Kenexa Corp.**	9,500	142,595

Communication Equipment (6.26%)
Brocade Communications Systems, Inc.**	35,000	227,150
EZchip Semiconductor Ltd.**	10,450	203,409
Riverbed Technology, Inc.**	14,750	457,103

		887,662

Computers (6.58%)
Compellent Technologies, Inc.**	23,000	289,110
Intermec, Inc.**	32,000	367,040
Synaptics, Inc.**	9,000	275,580

		931,730

Electronic Manufacturing Services (2.86%)
Jabil Circuit, Inc.	26,475	405,597

Electronics (2.19%)
Cogent, Inc.**	30,000	310,500

Semiconductors (2.85%)
TriQuint Semiconductor, Inc.**	53,500	403,390

Services - Data Processing (1.38%)
NeuStar, Inc.**	8,000	195,760

Stonebridge Funds Trust  |  10

STATEMENT OF INVESTMENTS (cont’d)

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Software (3.59%)
CommVault Systems, Inc.**	11,000	$230,450
Rosetta Stone, Inc.**	10,750	277,780

		508,230

TOTAL TECHNOLOGY		3,785,464

TOTAL COMMON STOCKS
(Cost $11,487,088)		14,125,600

MUTUAL FUNDS (0.53%)
Fifth Third U.S.Treasury Money Market Fund (0.01% 7 Day Yield)	75,376	75,376

TOTAL MUTUAL FUNDS
(Cost $75,376)		75,376

TOTAL INVESTMENTS (100.23%)
(Cost $11,562,464)		$14,200,976

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.23%)		(32,367)

NET ASSETS (100.00%)		$14,168,609

** Non Income Producing Security.

The accompanying notes to the financial statements are an integral part of the financial statements.

Semi-Annual Report April 30, 2010   |  11

STATEMENT OF INVESTMENTS

SMALL-CAP GROWTH FUND (SBAGX)	April 30, 2010 (Unaudited)

	Shares	Market Value

COMMON STOCKS (98.96%)
CONSUMER CYCLICAL - (13.42%)
Advertising (2.26%)
Arbitron, Inc.	4,400	$135,564

Education Services (2.68%)
K12, Inc.**	6,800	160,956

Leisure Time (3.88%)
WMS Industries, Inc.**	4,650	232,593

Restaurants (1.66%)
Buffalo Wild Wings, Inc.**	2,400	99,216

Specialty Stores (2.94%)
Tractor Supply Co.	2,625	176,321

TOTAL CONSUMER CYCLICAL		804,650

CONSUMER STAPLES - (2.04%)
Packaged Foods (2.04%)
Smart Balance, Inc.**	18,400	122,360

TOTAL CONSUMER STAPLES		122,360

ENERGY - (4.53%)
Oil & Gas (2.16%)
Arena Resources, Inc.**	3,500	129,255

Oil & Gas Equipment & Services (2.37%)
Superior Energy Services, Inc.**	5,250	142,065

TOTAL ENERGY		271,320

FINANCIALS - (4.00%)
Diversified Financial Services (4.00%)
Affiliated Managers Group, Inc.**	2,850	239,913

TOTAL FINANCIALS		239,913

HEALTHCARE - (26.98%)
Biotechnology (6.01%)
Celera Corp.**	11,700	87,399
Nanosphere, Inc.**	9,600	60,480
Onyx Pharmaceuticals, Inc.**	7,350	212,195

		360,074

Stonebridge Funds Trust  |  12

STATEMENT OF INVESTMENTS (cont’d)

SMALL-CAP GROWTH FUND (SBAGX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Healthcare Equipment (5.43%)
Accuray, Inc.**	17,550	$113,022
Cytori Therapeutics, Inc.**	6,350	35,814
Given Imaging Ltd.**	2,650	55,597
Kinetic Concepts, Inc.**	2,800	121,240

		325,673

Healthcare Products (4.27%)
Merit Medical Systems, Inc.**	9,750	157,657
Symmetry Medical, Inc.**	8,500	98,260

		255,917

Healthcare Services (7.73%)
Bio-Reference Laboratories, Inc.**	4,000	93,600
Genoptix, Inc.**	4,750	183,777
IPC The Hospitalist Co. Inc.**	6,000	186,240

		463,617

Healthcare Supplies (1.65%)
RTI Biologics, Inc.**	25,800	98,814

Healthcare Technology (1.89%)
athenahealth, Inc.**	3,900	113,178

TOTAL HEALTHCARE		1,617,273

INDUSTRIALS - (18.88%)
Commercial Services (3.01%)
ICF International, Inc.**	7,800	180,648

Electrical Components (1.25%)
American Superconductor Corp.**	2,575	75,139

Electrical Components & Equipment (3.77%)
GT Solar International, Inc.**	22,150	129,135
SunPower Corp.**	5,850	96,817

		225,952

Engineering & Construction (2.96%)
Tutor Perini Corp.**	7,300	177,171

Environmental Control (1.57%)
Energy Recovery, Inc.**	15,600	94,068

Machinery Construction & Farming (1.76%)
Titan International, Inc.	8,500	105,485

Semi-Annual Report April 30, 2010  |  13

STATEMENT OF INVESTMENTS (cont’d)

SMALL-CAP GROWTH FUND (SBAGX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Machinery Industrial (3.10%)
American Science & Engineering, Inc.	2,475	$185,996

Metal Fabrication & Hardware (1.46%)
Kaydon Corp.	2,100	87,423

TOTAL INDUSTRIALS		1,131,882

MATERIALS - (2.68%)
Chemicals (2.68%)
Calgon Carbon Corp.**	6,800	105,400

Intrepid Potash, Inc.**	2,100	55,146

TOTAL MATERIALS		160,546

TECHNOLOGY - (26.43%)
Application Software (1.00%)
Kenexa Corp.**	4,000	60,040

Communication Equipment (6.19%)
Brocade Communications Systems, Inc.**	14,600	94,754
EZchip Semiconductor Ltd.**	4,400	85,646
Riverbed Technology, Inc.**	6,150	190,589

		370,989

Computers (6.60%)
Compellent Technologies, Inc.**	9,750	122,558
Intermec, Inc.**	13,650	156,565
Synaptics, Inc.**	3,800	116,356

		395,479

Electronic Manufacturing Services (2.84%)
Jabil Circuit, Inc.	11,125	170,435

Electronics (2.18%)
Cogent, Inc.**	12,650	130,928

Semiconductors (2.82%)
TriQuint Semiconductor, Inc.**	22,400	168,896

Services - Data Processing (1.39%)
NeuStar, Inc.**	3,400	83,198

Stonebridge Funds Trust  |  14

STATEMENT OF INVESTMENTS (cont’d)

SMALL-CAP GROWTH FUND (SBAGX)	April 30, 2010 (Unaudited)

	Shares	Market Value

Software (3.41%)
CommVault Systems, Inc.**	4,350	$91,132
Rosetta Stone, Inc.**	4,400	113,696

		204,828

TOTAL TECHNOLOGY		1,584,793

TOTAL COMMON STOCKS
(Cost $4,781,258)		5,932,737

MUTUAL FUNDS (1.32%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	78,800	78,800

TOTAL MUTUAL FUNDS
(Cost $78,800)		78,800

TOTAL INVESTMENTS (100.28%)
(Cost $4,860,058)		$6,011,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.28%)		(16,673)

NET ASSETS (100.00%)		$5,994,864

** Non Income Producing Security.

The accompanying notes to the financial statements are an integral part of the financial statements.

Semi-Annual Report April 30, 2010  |  15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

Institutional Small-Cap Growth Fund (SBSCX)	Small-Cap Growth Fund (SBAGX)

ASSETS:
Investments, at value (Cost-see below)	$14,200,976	$6,011,537
Receivable for fund shares subscribed	–	1,000
Prepaid and other assets	19,986	10,486

TOTAL ASSETS	14,220,962	6,023,023

LIABILITIES:
Accrued investment advisory fees	8,851	3,771
Accrued administration fees	5,110	5,110
Accrued transfer agent fees	15,056	5,192
Accrued legal fees	223	372
Accrued audit fees	11,314	7,041
Accrued trustee fees	104	343
Accrued other expenses	11,695	6,330

TOTAL LIABILITIES	52,353	28,159

NET ASSETS	$14,168,609	$5,994,864

COMPOSITION OF NET ASSETS:
Paid-in capital	$17,002,865	$6,344,529
Accumulated net investment loss	(198,753)	(113,161)
Accumulated net realized loss on investments	(5,274,015)	(1,387,983)
Net unrealized appreciation in value of investments	2,638,512	1,151,479

NET ASSETS	$14,168,609	$5,994,864

NET ASSET VALUE PER SHARE:
Net Assets	$14,168,609	$5,994,864
Shares outstanding	1,789,323	774,504
Net asset value and redemption price per share	$7.92	$7.74

COST OF INVESTMENTS	$11,562,464	$4,860,058

The accompanying notes to the financial statements are an integral part of the financial statements.

Stonebridge Funds Trust  |  16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (Unaudited)

Institutional Small-Cap Growth Fund (SBSCX)	Small-Cap Growth Fund (SBAGX)

INCOME:
Dividends	$13,102	$5,685
Interest	6	2

TOTAL INCOME	13,108	5,687

EXPENSES:
Investment advisory fees	48,852	21,041
Administration fees	31,985	31,985
Transfer agent fees	33,851	13,990
Fund accounting fees and expenses	18,741	11,888
Custodian fees	4,289	3,150
Legal fees	19,245	8,569
Printing fees	7,977	3,512
Registration fees	3,232	2,700
Audit fees	11,005	7,041
Trustee fees and expenses	14,066	6,357
Proxy voting fees	2,927	1,297
Insurance	14,007	6,285
Other	1,684	1,033

TOTAL EXPENSES	211,861	118,848

NET INVESTMENT LOSS	(198,753)	(113,161)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	897,768	492,753

Unrealized appreciation of investments
Beginning of year	533,167	347,679
End of period	2,638,512	1,151,479

Change in net unrealized appreciation of investments	2,105,345	803,800

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,003,113	1,296,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,804,360	$1,183,392

The accompanying notes to the financial statements are an integral part of the financial statements.

Semi-Annual Report April 30, 2010  |  17

STATEMENT OF CHANGES IN NET ASSETS

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)

Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

OPERATIONS:
Net investment loss	$(198,753)	$(340,778)
Net realized gain/(loss) on investments	897,768	(5,022,480)
Change in net unrealized appreciation of investments	2,105,345	7,273,374

Increase in Net Assets Resulting from Operations	2,804,360	1,910,116

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 4):
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(403,093)	(726,186)

NET INCREASE IN NET ASSETS	2,401,267	1,183,930

NET ASSETS:
Beginning of year	11,767,342	10,583,412

End of period *	$14,168,609	$11,767,342

*Includes accumulated net investment income/loss of:	$(198,753)	$–

The accompanying notes to the financial statements are an integral part of the financial statements.

Stonebridge Funds Trust  |  18

STATEMENT OF CHANGES IN NET ASSETS

SMALL-CAP GROWTH FUND (SBAGX)

Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

OPERATIONS:
Net investment loss	$(113,161)	$(190,521)
Net realized gain/(loss) on investments	492,753	(1,824,322)
Change in net unrealized appreciation of investments	803,800	2,829,281

Increase in Net Assets Resulting from Operations	1,183,392	814,438

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 4):
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(282,367)	(437,470)

NET INCREASE IN NET ASSETS	901,025	376,968

NET ASSETS:
Beginning of year	5,093,839	4,716,871

End of period *	$5,994,864	$5,093,839

*Includes accumulated net investment income/loss of:	$(113,161)	$–

The accompanying notes to the financial statements are an integral part of the financial statements.

Semi-Annual Report April 30, 2010  |  19

FINANCIAL HIGHLIGHTS

INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)

Selected Data for Each Shares of Beneficial Interest Outstanding

Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Institutional Small-Cap Growth Fund’s financial performance for each of the past five fiscal years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment

Six Months Ended April 30, 2010(1)

PER SHARE DATA
Net asset value, beginning of year	$6.38

Income/(Loss) from Investment Operations:
Net investment loss	(0.11)
Net realized and unrealized gain/(loss) on investments	1.65

Total Income/(Loss) from Investment Operations	1.54

Distributions to shareholders:
From net realized gain on investments	–

Total Distributions to Shareholders	–

Net asset value, end of period	$7.92

Total Return	24.14% (2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$14,169

Ratio of operating expenses to average net assets	3.25% (3)

Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A

Ratio of net investment loss to average net assets	(3.05)% (3)

Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A

Portfolio turnover rate(4)	46%

(1)	Unaudited.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized.
(4)

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2010 were $5,969,665 and $6,616,404, respectively.

The accompanying notes to the financial statements are an integral part of the financial statements.

Stonebridge Funds Trust  |  20

in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the completed fiscal years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stone-bridge Funds Trust Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

Years Ended October 31,
2009		2008	2007	2006	2005

$5.3	5	$11.62	$9.94	$9.03	$8.57

(0.1	8)	(0.21)	(0.18)	(0.06)	(0.03)
1.2	1	(5.02)	1.86	0.97	0.49
1.0	3	(5.23)	1.68	0.91	0.46

	–	(1.04)	0.00	0.00	0.00
	–	(1.04)	0.00	0.00	0.00
$6.3	8	$5.35	$11.62	$9.94	$9.03

19.2	5%	(49.06)%	16.90%	10.08%	5.37%

$11,76	7	$10,583	$22,333	$21,066	$21,220

3.8	5%	2.86%	2.52%	2.63%	2.22%

N/	A	N/A	2.62%	2.73%	2.56%

(3.3	4)%	(2.43)%	(1.62)%	(0.61)%	(0.29)%

N/	A	N/A	(1.72)%	(0.71)%	(0.63)%

13	7%	145%	163%	67%	39%

Semi-Annual Report April 30, 2010  |  21

FINANCIAL HIGHLIGHTS

SMALL-CAP GROWTH FUND (SBAGX)

Selected Data for Each Shares of Beneficial Interest Outstanding

Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Small-Cap Growth Fund’s financial performance for each of the past five fiscal years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (as-

Six Months Ended April 30, 2010(1)

PER SHARE DATA
Net asset value, beginning of year	$6.27

Income/(Loss) from Investment Operations:
Net investment loss	(0.15)
Net realized and unrealized gain/(loss) on investments	1.62

Total Income/(Loss) from Investment Operations	1.47

Distributions to shareholders:
From net realized gain on investments	–

Total Distributions to Shareholders	–

Net asset value, end of period	$7.74

Total Return	23.44% (2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$5,995

Ratio of operating expenses to average net assets	4.24% (3)

Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A
Ratio of net investment loss to average net assets	(4.03)% (3)

Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A

Portfolio turnover rate(4)	47%

(1)	Unaudited.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized.
(4)

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2010 were $2,574,129 and $3,033,499, respectively.

The accompanying notes to the financial statements are an integral part of the financial statements.

Stonebridge Funds Trust  |  22

suming reinvestment of all dividends and distributions). The information for each of the completed fiscal years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stonebridge Funds Trust Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

Years Ended October 31,
2009		2008	2007		2006	2005

$5.2	7	$13.17	$11.1	3	$11.42	$10.18

(0.2	3)	(0.25)	(0.3	0)	(0.25)	(0.27)
1.2	3	(5.09)	2.6	9	1.60	1.51
1.0	0	(5.34)	2.3	9	1.35	1.24

	–	(2.56)	(0.3	5)	(1.64)	0.00
	–	(2.56)	(0.3	5)	(1.64)	0.00
$6.2	7	$5.27	$13.1	7	$11.13	$11.42

18.9	8%	(49.43)%	21.9	4%	14.11%	12.18%

$5,09	4	$4,717	$8,90	8	$7,636	$7,219

4.7	2%	3.74%	3.1	4%	2.94%	2.90%

N/	A	N/A	3.5	5%	3.70%	3.68%
(4.2	2)%	(3.31)%	(2.4	6)%	(2.32)%	(2.39)%

N/	A	N/A	(2.8	7)%	(3.08)%	(2.39)%

13	7%	151%	9	0%	121%	116%

Semi-Annual Report April 30, 2010  |  23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which

Stonebridge Funds Trust  |  24

NOTES TO FINANCIAL STATEMENTS (cont’d)

the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Semi-Annual Report April 30, 2010  |  25

NOTES TO FINANCIAL STATEMENTS (cont’d)

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Funds’ investments carried at value:

Stonebridge Institutional Small-Cap Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,125,600	$–	$–	$14,125,600
Mutual Funds	75,376	–	–	75,376
Total	$14,200,976	$–	$–	$14,200,976

Stonebridge Small-Cap Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,932,737	$–	$–	$5,932,737
Mutual Funds	78,800	–	–	78,800
Total	$6,011,537	$–	$–	$6,011,537

*	For detailed Industry descriptions, see the accompanying Statement of Investments.

All securities held by the Funds were valued using Level 1 inputs during the six months ended April 30, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable

New Accounting Pronouncement — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures. The implementation of the ASC did not have a material effect on the Company’s financial disclosures contained in this Report.

Stonebridge Funds Trust  |  26

NOTES TO FINANCIAL STATEMENTS (cont’d)

Federal Income Taxes — The Trust’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds file income tax returns in the U.S. federal jurisdiction and the State of California. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended October 31, 2006 through October 31, 2009. The Funds’ California tax return filings also remain open for the years ended October 31, 2006 through October 31, 2009. To the knowledge of Stonebridge Capital Management, Inc., there are no federal or California income tax returns currently under examination.

Allocation of Expense — Trust expenses which are not Series-specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

Other — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

3. FEDERAL INCOME TAXES AND DISTRIBUTIONS:

Unrealized Appreciation and Depreciation on Investments (Tax Basis):

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at April 30, 2010 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$2,879,909	$1,248,863
Gross depreciation (excess of tax cost over value)	(241,397)	(100,750)
Net unrealized appreciation	2,638,512	1,148,113

Cost of investments for income tax purposes	$11,562,464	$4,863,424

The difference between book-basis and tax-basis unrealized appreciation is due to wash losses.

Semi-Annual Report April 30, 2010  |  27

NOTES TO FINANCIAL STATEMENTS (cont’d)

Classifications of Distributions — Net investment income/(loss) and net realized gain/ (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Ordinary income distributions may include dividends paid from short-term capital gains. Also, due to the timing of dividends made, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

Distributions of net investment income, if any, are made annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the year ended October 31, 2009 and the year ended October 31, 2008 was as follows:

	Stonebridge Institutional Fund		Stonebridge Small-Cap Fund
	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008

Distributions paid from:
Ordinary Income	$–	$–	$–	$–
Short-Term Capital Gain	–	–	–	712,610
Long-Term Capital Gain	–	1,977,027	–	1,013,607
Total	$–	$1,977,027	$–	$1,726,217

As of October 31, 2009, the components of net assets on a tax basis were:

	Stonebridge Institutional Fund	Stonebridge Small-Cap Fund
Undistributed Ordinary Income	–	–
Accumulated Net Realized/(Loss) on Investments	(6,171,783)	(1,876,155)
Net Unrealized Appreciation of Investments	533,167	343,098
Total	(5,638,616)	(1,533,057)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2009, each Series had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring	Stonebridge Institutional Fund	Stonebridge Small-Cap Fund
2016	$(1,139,425)	$(50,932)
2017	$(5,032,358)	$(1,825,223)

Stonebridge Funds Trust  |  28

NOTES TO FINANCIAL STATEMENTS (cont’d)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted in the United States of America. Accordingly, for the period ended October 31, 2009, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

Stonebridge Institutional Fund

	Undistributed Net Investment Income	Accumulated Capital Gains/ (Losses)	Paid in Capital (PIC)
Increase/(Decrease)	340,778	–	$(340,778)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$340,778

Stonebridge Small-Cap Fund

	Undistributed Net Investment Income	Accumulated Capital Gains/ (Losses)	Paid in Capital (PIC)
Increase/(Decrease)	$190,521	–	$(190,521)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$190,521

4. SHARES OF BENEFICIAL INTEREST:

As of April 30, 2010, there were an unlimited number of shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the period ended April 30, 2010 and the year ended October 31, 2009, were as follows:

Stonebridge Institutional Small-Cap Growth Fund

	Period Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares Sold	2,846	$20,460	16,088	$87,895
Share Issued in Reinvestment of Dividends	–	–	–	–
Total	2,846	20,460	16,088	87,895
Less Shares Redeemed	(57,427)	(423,553)	(151,466)	(814,081)
Net Increase/(Decrease)	(54,583)	$(403,093)	(135,378)	$(726,186)

Semi-Annual Report April 30, 2010  |  29

NOTES TO FINANCIAL STATEMENTS (cont’d)

Stonebridge Small-Cap Growth Fund

	Period Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares Sold	1,758	$12,330	49,963	$259,881
Share Issued in Reinvestment of Dividends	–	–	–	–
Total	1,758	12,330	49,963	259,881
Less Shares Redeemed	(39,877)	(294,697)	(132,863)	(697,351)
Net Increase/(Decrease)	(38,119)	$(282,367)	(82,900)	$(437,470)

5. TRANSACTIONS WITH AFFILIATES:

The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the “Adviser”) with respect to each Series. The advisory agreements have been approved by the Trust’s Board of Trustees and shareholders. Pursuant to its advisory agreements with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly, at annual rates of 0.75% and 0.75% of the average daily net assets of the Institutional Fund and the Small-Cap Fund, respectively.

On November 2, 1998, the Trust entered into an administration agreement with ALPS Fund Services, Inc. (“ALPS”). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS’ fee will be no less than $6,250 per month per Series. Effective November 1, 2009, ALPS has agreed to waive fees to reduce the minimum fee to $5,375 per month per Series, which reduction will continue through October 31, 2010. The waived fees are not subject to recoupment.

ALPS Distributors, Inc. serves as the principal underwriter for shares of both the Stonebridge Institutional Fund and Stonebridge Small-Cap Fund and acts as each Fund’s distributor in a continuous public offering of each Fund’s shares.

6. SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events.

Stonebridge Funds Trust  |  30

ADDITIONAL INFORMATION

1. SHAREHOLDER TAX INFORMATION (UNAUDITED):

Certain tax information regarding each Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2009. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2009.

2. PROXY VOTING INFORMATION (UNAUDITED):

Trust policies and procedures used in determining how to vote proxies relating to the Funds’ portfolio securities and information regarding proxies voted by the Funds during the most recent 12-month period ended June 30 are available without a charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the Securities Exchange Commission’s (“SEC”) website at http://www.sec.gov.

3. FUND HOLDINGS (UNAUDITED):

The complete schedules of Fund holdings at the end of the second and fourth quarters of each fiscal year are contained in the Funds’ semi-annual and annual shareholder reports, respectively. The Trust files complete schedules of Fund holdings with the SEC at the end of the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Trust’s Form N-Q filings are available without charge, upon request, by contacting Stone-bridge Funds at 1-800-639-3935 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Trust’s Form N-Q filings at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

4. OTHER (UNAUDITED):

The following entities owned of record or beneficially, as of April 30, 2010, 5% or greater of the Funds’ outstanding shares:

Fund	Name	Percentage
Institutional Fund	Charles Schwab & Co, Inc.	9.89%
Small-Cap Fund	Charles Schwab & Co, Inc.	64.00%

Trustee Compensation: The Trust pays a quarterly retainer of $2,500 and $500 per meeting to each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (each, an “Independent Trustee”). The Independent Trustees are reimbursed for any out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report April 30, 2010  |  31

ADDITIONAL INFORMATION (cont’d)

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2009 and held until April 30, 2010.

Actual Return. The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If the transaction fees were included, your costs would be higher.

Stonebridge Funds Trust  |  32

ADDITIONAL INFORMATION (cont’d)

Stonebridge Institutional Small-Cap Growth Fund

	Beginning Account Value at 11/01/09	Ending Account Value at 4/30/10	Expense Paid During Period* 11/01/09 to 4/30/10
Actual Fund Return	$ 1,000.00	$ 1,241.40	$ 18.08
Hypothetical Fund Return	$ 1,000.00	$ 1,008.67	$ 16.20

*

Expenses are equal to the Stonebridge Institutional Small-Cap Growth Fund’s annualized expense ratio of 3.25%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Stonebridge Small-Cap Growth Fund

	Beginning Account Value at 11/01/09	Ending Account Value at 4/30/10	Expense Paid During Period* 11/01/09 to 4/30/10
Actual Fund Return	$ 1,000.00	$ 1,234.40	$ 23.47
Hypothetical Fund Return	$ 1,000.00	$ 1,003.79	$ 21.05

*

Expenses are equal to the Stonebridge Small-Cap Growth Fund’s annualized expense ratio of 4.24%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Semi-Annual Report April 30, 2010  |  33

TRUSTEES AND OFFICERS

The business affairs of Stonebridge Funds Trust (the “Trust”) are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware, the Trust’s Agreement and Declaration of Trust, and the Investment Company Act of 1940, as amended (the “1940 Act”). Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-800-639-3935.

INDEPENDENT TRUSTEES

Name, Address(1) & Age	Position(s) Held with Funds	Term of Office(2) and Length of Time Served / Number of Funds Overseen by Trustee	Principal Occupation(s) During the Past 5 Years / Other Directorships(3) Held by Trustee
Selvyn B. Bleifer, MD Born 1929	Trustee	Since November 1, 1998 / 2	Physician, Cardiovascular Medical Group / None
Marvin Freedman Born 1925	Trustee	Since November 1, 1998 / 2	Retired Founding Partner, Freedman Broder & Company Accountancy Corporation, Certified Public Accountants / None
Charles Haas Born 1913	Trustee	Since November 1, 1998 / 2	Retired motion picture and television director / None
William Taylor Born 1938	Trustee	Since November 1, 1998 / 2	Managing General Partner, Mountaineer Capital LP, (a venture capital organization) / Director, T.P.L., Inc. (an advanced materials company).

INTERESTED TRUSTEES

Richard C. Barrett, CFA(4) (5) Born 1941	Chairman of the Board President and Trustee	Since November 1, 1998 / 2	President and Chairman of the Board, Stonebridge Capital Management, Inc. / None

Stonebridge Funds Trust  |  34

TRUSTEES AND OFFICERS

OFFICERS

Name, Address(1) & Age	Position(s) Held with Funds	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Debra L. Newman(5) Born 1955	Vice President, Treasurer and Chief Compliance Officer	Since November 1, 1998	Vice President, Chief Financial Officer, Chief Compliance Officer, Secretary and Managing Director, Stonebridge Capital Management, Inc.
Matthew W. Markatos, CFA, CIC Born 1973	Vice President	Since March 25, 2003	Executive Vice President and Managing Director, Stonebridge Capital Management, Inc.
Benjamin H. Lowe Born 1978	Secretary	Since September 27, 2005	Senior Fund Accountant, Founders Funds 2003 - 2005; Controller, ALPS Fund Services, Inc., 2005 to present.

(1)	Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o Stonebridge Funds Trust, 1290 Broadway, Suite 1100, Denver, CO 80203.
(2)	Trustees hold office until they resign or their successors have been elected and qualified. Officers hold office until they resign or their successors have been appointed by the Board of Trustees.
(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. Barrett is an “interested person” of the Trust by virtue of his position with the Adviser.
(5)	Mr. Barrett and Ms. Newman are married.

Semi-Annual Report April 30, 2010  |  35

Stonebridge Small-Cap Growth Fund (SBAGX)

Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

OFFICERS AND TRUSTEES

Richard C. Barrett, CFA, Chairman,

Board of Trustees & President

Debra L. Newman, Vice President, Treasurer,

& Chief Compliance Officer

Matthew W. Markatos, CFA, Vice President

Selvyn B. Bleifer, M.D., Trustee

Marvin Freedman, Trustee

Charles F. Haas, Trustee

William H. Taylor II, Trustee

Benjamin H. Lowe, Secretary,

Assistant Treasurer

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated

1801 Century Park East, Suite 1800

Los Angeles, California 90067

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

Boston Financial Data Services-Midwest

330 West 9th Street

Kansas City, Missouri 64105

CUSTODIAN

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, Ohio 45263

LEGAL COUNSEL

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30 a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date: July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date: July 1, 2010

By:	/s/Debra L. Newman
Debra L. Newman
Vice President and Treasurer
(Principal Financial Officer)

Date: July 1, 2010